Subsequent Events (Details Narrative) - Subsequent Event [Member] - IPO [Member]	Apr. 19, 2024 HKD ($) $ / shares
Subsequent Event [Line Items]
Initial public offering ordinary shares	$ 1,666,667
Offering price | $ / shares	$ 4.5
Aggregate gross proceeds offering	$ 7,500,001.5